24. PROVISIONS (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Other provisions		R$ 5,810,463	R$ 5,251,680	R$ 5,038,720
Current		781,942	547,996
Non-current		5,028,521	4,703,684
Labour [member]
Disclosure of other provisions [line items]
Other provisions		1,796,620	2,051,032	1,457,181
Tax [member]
Disclosure of other provisions [line items]
Other provisions		1,225,417	1,050,948	650,083
Civil [member]
Disclosure of other provisions [line items]
Other provisions		2,788,426	2,149,700	R$ 2,931,456
Overtime provision [member] | Labour [member]
Disclosure of other provisions [line items]
Other provisions	[1]	659,318	855,722
Indemnities provision [member] | Labour [member]
Disclosure of other provisions [line items]
Other provisions	[2]	222,153	299,096
Sundry premiums provision [member] | Labour [member]
Disclosure of other provisions [line items]
Other provisions	[3]	253,173	221,743
Stability/reintegration provision [member] | Labour [member]
Disclosure of other provisions [line items]
Other provisions	[4]	194,122	215,449
Additional post-retirement benefits provision [member] | Labour [member]
Disclosure of other provisions [line items]
Other provisions	[5]	103,274	108,827
Salary differences provision [member] | Labour [member]
Disclosure of other provisions [line items]
Other provisions	[6]	88,102	101,573
Lawyer/expert fees provision [member] | Labour [member]
Disclosure of other provisions [line items]
Other provisions	[7]	87,143	51,193
Severance pay provision [member] | Labour [member]
Disclosure of other provisions [line items]
Other provisions	[8]	31,394	38,261
Labor fines provision [member] | Labour [member]
Disclosure of other provisions [line items]
Other provisions	[9]	28,420	30,399
Employment relationship provision [member] | Labour [member]
Disclosure of other provisions [line items]
Other provisions	[10]	20,636	18,758
Severance pay fund FGTS provision [member] | Labour [member]
Disclosure of other provisions [line items]
Other provisions	[11]	15,977	13,306
Joint liability provision [member] | Labour [member]
Disclosure of other provisions [line items]
Other provisions	[12]	5,465	3,100
Other claims provision [member] | Labour [member]
Disclosure of other provisions [line items]
Other provisions	[13]	87,443	93,605
Other claims provision [member] | Tax [member]
Disclosure of other provisions [line items]
Other provisions	[14]	185,624	61,189
Other claims provision [member] | Civil [member]
Disclosure of other provisions [line items]
Other provisions	[15]	1,087,200	1,062,561
State VAT ICMS provision [member] | Tax [member]
Disclosure of other provisions [line items]
Other provisions	[16]	781,249	746,481
Tax on services ISS provision [member] | Tax [member]
Disclosure of other provisions [line items]
Other provisions	[17]	71,394	69,208
INSS joint liability fees and severance pay provision [member] | Tax [member]
Disclosure of other provisions [line items]
Other provisions	[18]	36,927	23,847
Real estate tax Iptu [member] | Tax [member]
Disclosure of other provisions [line items]
Other provisions	[19]	150,223	150,223
ANATEL provision [member] | Civil [member]
Disclosure of other provisions [line items]
Other provisions	[20]	1,264,321	570,283
Corporate provision [member] | Civil [member]
Disclosure of other provisions [line items]
Other provisions		338,932	397,946
Small claims courts provision [member] | Civil [member]
Disclosure of other provisions [line items]
Other provisions	[21]	97,973	118,910
Total provision [member] | Civil [member]
Disclosure of other provisions [line items]
Other provisions		R$ 5,810,463	R$ 5,251,680

[1]	Overtime - refers to the claim for payment of salary and premiums by alleged overtime hours;
[2]	Indemnities - refers to amounts allegedly due for occupational accidents, leased vehicles, occupational diseases, pain and suffering, and tenure;
[3]	Sundry premiums - refer to claims of hazardous duty premium, based on Article 193 of the Brazilian Labor Code (CLT), due to the alleged risk from employees' contact with the electric power grid, health hazard premium, pager pay, and transfer premium;
[4]	Stability/reintegration - claim due to alleged noncompliance with an employee's special condition which prohibited termination of the employment contract without cause;
[5]	Supplementary retirement benefits - differences allegedly due on the benefit salary referring to payroll amounts;
[6]	Salary differences and related effects - refer mainly to claims for salary increases due to alleged noncompliance with trade union agreements. As for the effects, these refer to the impact of the salary increase allegedly due on the other amounts calculated based on the employee's salary;
[7]	Lawyers/expert fees - installments payable to the plaintiffs' lawyers and court appointed experts, when necessary for the case investigation, to obtain expert evidence;
[8]	Severance pay - claims of amounts which were allegedly unpaid or underpaid upon severance;
[9]	Labor fines - amounts arising from delays or nonpayment of certain amounts provided for in the employment contract, within the deadlines set out in prevailing legislation and collective bargaining agreements;
[10]	Employment relationship - lawsuits filed by outsourced companies' former employees claiming the recognition of an employment relationship with the Company or its subsidiaries by alleging an illegal outsourcing and/or the existence of elements that evidence such relationship, such as direct subordination;
[11]	Supplement to FGTS fine - arising from understated inflation, refers to claims to increase the FGTS severance fine as a result of the adjustment of accounts of this fund due to inflation effects. The Company filed a lawsuit against Caixa Economica Federal to assure the reimbursement of all amounts paid for this purpose;
[12]	Joint liability - refers to the claim to assign liability to the Company, filed by outsourced personnel, due to alleged noncompliance with the latter's labor rights by their direct employers;
[13]	Other claims - refer to different litigation including rehiring, profit sharing, qualification of certain allowances as compensation, etc.
[14]	IPTU - Provision related to entries that refer to the collection of IPTU (municipal property tax) levied by several different municipalities where the Company owns properties.
[15]	Other claims - refer to several of ongoing lawsuits discussing contract terminations, certain agencies requesting the reopening of customer service centers, compensation claimed by former suppliers and building contractors, in lawsuits filed by equipment vendors against Company subsidiaries, revision of contractual terms and conditions due to changes introduced by a plan to stabilize the economy, and litigation mainly involving discussions on the breach of contracts.
[16]	ICMS - Refers to the provision considered sufficient by management to cover the various tax assessments related to: (a) levy of ICMS and not ISS on certain revenue; (b) claim and offset of credits on the purchase of goods and other inputs, including those necessary for network maintenance; and (c) tax assessments related to alleged noncompliance with accessory obligations.
[17]	ISS - the Company and TMAR have provisions for tax assessment notices challenged because of the levy of ISS on several value added, technical, and administrative services, and equipment leases.
[18]	INSS - Provision related basically to probable losses on lawsuits discussing joint liability and indemnities.
[19]	IPTU - Provision related to entries that refer to the collection of IPTU (municipal property tax) levied by several different municipalities where the Company owns properties.
[20]	ANATEL - On June 30, 2016 the Company was a party to noncompliance administrative proceedings and lawsuits filed by ANATEL and the Federal Attorney General's Office (AGU) totaling an estimate R$14.5 billion, which were included in the JRP as electable for payment as provided for in this Plan. On this date, R$8.4 billion in liquid proceedings and R$6.1 billion in illiquid proceedings. With regard to the proceedings included in the JRP and taking into consideration the decision that granted the judicial reorganization on February 5, 2018, the Company revised the criteria used to calculate the provision for these regulatory contingencies to start considering the estimate of discounted future cash flows associated to each one of the payment methods provided for in the JRP for this type of claims.
[21]	Small claims courts - claims filed by customers for which the individual indemnification compensation amounts do not exceed the equivalent of forty (40) minimum wages; and The Company is a party to a large number of lawsuits filed in small claims courts and calculates the related provision based on a statistical methodology that takes into consideration, but not limited to, the total number of existing lawsuits, the claims make in each lawsuit, the amount claimed in each lawsuit, the history of payments made, and the technical opinion of the legal counsel and the impacts of the Judicial Reorganization Plan ratified on January 8, 2018.